Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventories [abstract]
Crude oil	$ 2,115	$ 2,014
Petroleum products	451	315
Natural gas	127	642
Commodity inventories at the lower of cost and net realisable value	2,693	2,971
Natural gas held for trading purposes measured at fair value	1,994	0
Other	517	424
Total inventories	5,205	3,395
Inventory write-down	$ 143	$ 77